Commitments - Additional Information (Detail) R$ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 BRL (R$) Aircraft	Dec. 31, 2017 BRL (R$) Aircraft	Dec. 31, 2016 BRL (R$)	Dec. 31, 2018 USD ($) Aircraft	Dec. 31, 2017 USD ($) Aircraft
Disclosure of finance lease and operating lease by lessee [line items]
Number of aircrafts held in operating lease | Aircraft	123	114		123	114
Number of engines held in operating lease	14	17		14	17
Number of simulators held in operating lease	3	3		3	3
Lease expense	R$ 1,417,897	R$ 1,114,416	R$ 1,144,369
Cash impact of operating lease rentals	R$ 1,520,988	R$ 1,092,543	R$ 1,117,945
Purchase commitments for acquisition of aircraft | Aircraft	94	73		94	73
Letters of credit issued	R$ 1,091,744	R$ 533,201		$ 282	$ 161
Bank guarantees amount	R$ 47,676
Bottom of range [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease term	60 months
Top of range [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease term	144 months